Results for the year - Segment Information - Net sales - Business segments and geographical areas (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Total net sales	kr 176,954	kr 140,800	kr 126,946
Total sales growth as reported (as a percent)	25.70%	10.90%	4.00%
Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	kr 156,412	kr 121,597	kr 108,020
Rare disease
Disclosure of geographical areas [line items]
Total net sales	20,542	19,203	18,926
Total GLP-1 | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	83,371	53,597	41,831
Rybelsus | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	11,299	4,838	1,873
Ozempic | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	59,750	33,705	21,211
Victoza | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	12,322	15,054	18,747
Total insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	52,952	56,006	56,550
Long-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	16,741	18,064	18,439
Tresiba | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	9,353	9,729	8,968
Xultophy | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	2,809	2,657	2,444
Levemir | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	4,579	5,678	7,027
Premix insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	10,562	11,203	10,925
Ryzodeg | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	2,889	1,711	1,291
NovoMix | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	7,673	9,492	9,634
Fast-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	17,463	17,687	18,313
Fiasp | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	2,003	1,748	1,385
NovoRapid | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	15,460	15,939	16,928
Human insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	8,186	9,052	8,873
Other Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	3,225	3,594	4,031
Total Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	139,548	113,197	102,412
Total Obesity care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	16,864	8,400	5,608
Wegovy | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	6,188	1,386	0
Saxenda | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	10,676	7,014	5,608
Rare blood disorders | Rare disease
Disclosure of geographical areas [line items]
Total net sales	11,706	10,217	9,662
Haemophilia A | Rare disease
Disclosure of geographical areas [line items]
Total net sales	2,338	2,112	1,713
Haemophilia B | Rare disease
Disclosure of geographical areas [line items]
Total net sales	759	637	518
NovoSeven | Rare disease
Disclosure of geographical areas [line items]
Total net sales	8,308	7,221	7,203
Rare endocrine disorders | Rare disease
Disclosure of geographical areas [line items]
Total net sales	7,138	7,303	7,707
Other Rare disease | Rare disease
Disclosure of geographical areas [line items]
Total net sales	1,698	1,683	1,557
International Operations
Disclosure of geographical areas [line items]
Total net sales	kr 85,847	kr 73,537	kr 65,829
Total sales growth as reported (as a percent)	16.70%	11.70%	6.90%
International Operations | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	kr 73,270	kr 61,809	kr 54,181
International Operations | Rare disease
Disclosure of geographical areas [line items]
Total net sales	12,577	11,728	11,648
International Operations | Total GLP-1 | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	26,196	16,106	10,765
International Operations | Rybelsus | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	3,155	524	36
International Operations | Ozempic | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	17,369	8,856	3,634
International Operations | Victoza | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	5,672	6,726	7,095
International Operations | Total insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	38,760	39,942	38,352
International Operations | Long-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	11,403	11,074	9,959
International Operations | Tresiba | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	6,092	5,486	4,407
International Operations | Xultophy | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	2,400	2,135	1,789
International Operations | Levemir | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	2,911	3,453	3,763
International Operations | Premix insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	10,023	10,512	10,246
International Operations | Ryzodeg | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	2,889	1,711	1,291
International Operations | NovoMix | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	7,134	8,801	8,955
International Operations | Fast-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	10,826	10,903	10,808
International Operations | Fiasp | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	1,354	1,106	832
International Operations | NovoRapid | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	9,472	9,797	9,976
International Operations | Human insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	6,508	7,453	7,339
International Operations | Other Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	2,428	2,644	2,946
International Operations | Total Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	67,384	58,692	52,063
International Operations | Total Obesity care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	5,886	3,117	2,118
International Operations | Wegovy | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	54	0	0
International Operations | Saxenda | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	5,832	3,117	2,118
International Operations | Rare blood disorders | Rare disease
Disclosure of geographical areas [line items]
Total net sales	6,671	5,784	5,708
International Operations | Haemophilia A | Rare disease
Disclosure of geographical areas [line items]
Total net sales	1,769	1,625	1,332
International Operations | Haemophilia B | Rare disease
Disclosure of geographical areas [line items]
Total net sales	479	400	306
International Operations | NovoSeven | Rare disease
Disclosure of geographical areas [line items]
Total net sales	4,335	3,673	3,996
International Operations | Rare endocrine disorders | Rare disease
Disclosure of geographical areas [line items]
Total net sales	4,904	4,880	4,832
International Operations | Other Rare disease | Rare disease
Disclosure of geographical areas [line items]
Total net sales	1,002	1,064	1,108
EMEA
Disclosure of geographical areas [line items]
Total net sales	kr 44,236	kr 37,706	kr 34,297
Total sales growth as reported (as a percent)	17.30%	9.90%	6.50%
EMEA | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	kr 37,405	kr 30,945	kr 27,612
EMEA | Rare disease
Disclosure of geographical areas [line items]
Total net sales	6,831	6,761	6,685
EMEA | Total GLP-1 | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	14,855	10,209	7,399
EMEA | Rybelsus | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	1,714	289	36
EMEA | Ozempic | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	10,417	6,393	3,112
EMEA | Victoza | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	2,724	3,527	4,251
EMEA | Total insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	18,218	18,214	18,364
EMEA | Long-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	7,157	6,729	6,451
EMEA | Tresiba | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	3,485	2,979	2,574
EMEA | Xultophy | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	1,716	1,693	1,605
EMEA | Levemir | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	1,956	2,057	2,272
EMEA | Premix insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	2,622	2,879	2,959
EMEA | Ryzodeg | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	495	392	321
EMEA | NovoMix | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	2,127	2,487	2,638
EMEA | Fast-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	6,456	6,454	6,584
EMEA | Fiasp | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	1,138	965	764
EMEA | NovoRapid | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	5,318	5,489	5,820
EMEA | Human insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	1,983	2,152	2,370
EMEA | Other Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	717	713	725
EMEA | Total Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	33,790	29,136	26,488
EMEA | Total Obesity care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	3,615	1,809	1,124
EMEA | Wegovy | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	54	0	0
EMEA | Saxenda | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	3,561	1,809	1,124
EMEA | Rare blood disorders | Rare disease
Disclosure of geographical areas [line items]
Total net sales	3,795	3,712	3,579
EMEA | Haemophilia A | Rare disease
Disclosure of geographical areas [line items]
Total net sales	1,137	1,162	983
EMEA | Haemophilia B | Rare disease
Disclosure of geographical areas [line items]
Total net sales	294	268	199
EMEA | NovoSeven | Rare disease
Disclosure of geographical areas [line items]
Total net sales	2,311	2,225	2,352
EMEA | Rare endocrine disorders | Rare disease
Disclosure of geographical areas [line items]
Total net sales	2,232	2,212	2,220
EMEA | Other Rare disease | Rare disease
Disclosure of geographical areas [line items]
Total net sales	804	837	886
China
Disclosure of geographical areas [line items]
Total net sales	kr 16,209	kr 16,019	kr 14,084
Total sales growth as reported (as a percent)	1.20%	13.70%	9.70%
China | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	kr 15,353	kr 15,624	kr 13,652
China | Rare disease
Disclosure of geographical areas [line items]
Total net sales	856	395	432
China | Total GLP-1 | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	3,737	1,847	1,043
China | Rybelsus | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	63	0	0
China | Ozempic | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	2,196	303	10
China | Victoza | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	1,478	1,544	1,033
China | Total insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	10,302	12,284	11,053
China | Long-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	1,636	2,080	1,471
China | Tresiba | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	1,050	1,095	418
China | Xultophy | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	45	3	1
China | Levemir | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	541	982	1,052
China | Premix insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	4,912	5,224	4,852
China | Ryzodeg | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	1,218	283	39
China | NovoMix | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	3,694	4,941	4,813
China | Fast-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	1,942	2,288	2,075
China | Fiasp | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	0	0	0
China | NovoRapid | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	1,942	2,288	2,075
China | Human insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	1,812	2,692	2,655
China | Other Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	1,181	1,432	1,546
China | Total Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	15,220	15,563	13,642
China | Total Obesity care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	133	61	10
China | Wegovy | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	0	0	0
China | Saxenda | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	133	61	10
China | Rare blood disorders | Rare disease
Disclosure of geographical areas [line items]
Total net sales	604	222	361
China | Haemophilia A | Rare disease
Disclosure of geographical areas [line items]
Total net sales	81	24	16
China | Haemophilia B | Rare disease
Disclosure of geographical areas [line items]
Total net sales	13	4	0
China | NovoSeven | Rare disease
Disclosure of geographical areas [line items]
Total net sales	510	194	345
China | Rare endocrine disorders | Rare disease
Disclosure of geographical areas [line items]
Total net sales	246	167	66
China | Other Rare disease | Rare disease
Disclosure of geographical areas [line items]
Total net sales	6	6	5
Rest of World
Disclosure of geographical areas [line items]
Total net sales	kr 25,402	kr 19,812	kr 17,448
Total sales growth as reported (as a percent)	28.20%	13.50%	5.70%
Rest of World | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	kr 20,512	kr 15,240	kr 12,917
Rest of World | Rare disease
Disclosure of geographical areas [line items]
Total net sales	4,890	4,572	4,531
Rest of World | Total GLP-1 | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	7,604	4,050	2,323
Rest of World | Rybelsus | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	1,378	235	0
Rest of World | Ozempic | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	4,756	2,160	512
Rest of World | Victoza | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	1,470	1,655	1,811
Rest of World | Total insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	10,240	9,444	8,935
Rest of World | Long-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	2,610	2,265	2,037
Rest of World | Tresiba | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	1,557	1,412	1,415
Rest of World | Xultophy | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	639	439	183
Rest of World | Levemir | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	414	414	439
Rest of World | Premix insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	2,489	2,409	2,435
Rest of World | Ryzodeg | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	1,176	1,036	931
Rest of World | NovoMix | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	1,313	1,373	1,504
Rest of World | Fast-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	2,428	2,161	2,149
Rest of World | Fiasp | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	216	141	68
Rest of World | NovoRapid | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	2,212	2,020	2,081
Rest of World | Human insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	2,713	2,609	2,314
Rest of World | Other Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	530	499	675
Rest of World | Total Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	18,374	13,993	11,933
Rest of World | Total Obesity care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	2,138	1,247	984
Rest of World | Wegovy | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	0	0	0
Rest of World | Saxenda | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	2,138	1,247	984
Rest of World | Rare blood disorders | Rare disease
Disclosure of geographical areas [line items]
Total net sales	2,272	1,850	1,768
Rest of World | Haemophilia A | Rare disease
Disclosure of geographical areas [line items]
Total net sales	551	439	333
Rest of World | Haemophilia B | Rare disease
Disclosure of geographical areas [line items]
Total net sales	172	128	107
Rest of World | NovoSeven | Rare disease
Disclosure of geographical areas [line items]
Total net sales	1,514	1,254	1,299
Rest of World | Rare endocrine disorders | Rare disease
Disclosure of geographical areas [line items]
Total net sales	2,426	2,501	2,546
Rest of World | Other Rare disease | Rare disease
Disclosure of geographical areas [line items]
Total net sales	192	221	217
North America Operations
Disclosure of geographical areas [line items]
Total net sales	kr 91,107	kr 67,263	kr 61,117
Total sales growth as reported (as a percent)	35.40%	10.10%	1.10%
North America Operations | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	kr 83,142	kr 59,788	kr 53,839
North America Operations | Rare disease
Disclosure of geographical areas [line items]
Total net sales	7,965	7,475	7,278
North America Operations | Total GLP-1 | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	57,175	37,491	31,066
North America Operations | Rybelsus | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	8,144	4,314	1,837
North America Operations | Ozempic | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	42,381	24,849	17,577
North America Operations | Victoza | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	6,650	8,328	11,652
North America Operations | Total insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	14,192	16,064	18,198
North America Operations | Long-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	5,338	6,990	8,480
North America Operations | Tresiba | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	3,261	4,243	4,561
North America Operations | Xultophy | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	409	522	655
North America Operations | Levemir | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	1,668	2,225	3,264
North America Operations | Premix insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	539	691	679
North America Operations | Ryzodeg | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	0	0	0
North America Operations | NovoMix | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	539	691	679
North America Operations | Fast-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	6,637	6,784	7,505
North America Operations | Fiasp | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	649	642	553
North America Operations | NovoRapid | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	5,988	6,142	6,952
North America Operations | Human insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	1,678	1,599	1,534
North America Operations | Other Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	797	950	1,085
North America Operations | Total Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	72,164	54,505	50,349
North America Operations | Total Obesity care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	10,978	5,283	3,490
North America Operations | Wegovy | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	6,134	1,386	0
North America Operations | Saxenda | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	4,844	3,897	3,490
North America Operations | Rare blood disorders | Rare disease
Disclosure of geographical areas [line items]
Total net sales	5,035	4,433	3,954
North America Operations | Haemophilia A | Rare disease
Disclosure of geographical areas [line items]
Total net sales	569	487	381
North America Operations | Haemophilia B | Rare disease
Disclosure of geographical areas [line items]
Total net sales	280	237	212
North America Operations | NovoSeven | Rare disease
Disclosure of geographical areas [line items]
Total net sales	3,973	3,548	3,207
North America Operations | Rare endocrine disorders | Rare disease
Disclosure of geographical areas [line items]
Total net sales	2,234	2,423	2,875
North America Operations | Other Rare disease | Rare disease
Disclosure of geographical areas [line items]
Total net sales	696	619	449
Of which the US
Disclosure of geographical areas [line items]
Total net sales	kr 84,656	kr 63,009	kr 57,824
Total sales growth as reported (as a percent)	34.40%	9.00%	0.60%
Of which the US | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	kr 77,383	kr 56,109	kr 51,087
Of which the US | Rare disease
Disclosure of geographical areas [line items]
Total net sales	7,273	6,900	6,737
Of which the US | Total GLP-1 | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	53,167	35,442	29,768
Of which the US | Rybelsus | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	8,011	4,243	1,826
Of which the US | Ozempic | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	38,750	23,168	16,650
Of which the US | Victoza | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	6,406	8,031	11,292
Of which the US | Total insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	13,054	14,949	17,146
Of which the US | Long-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	4,685	6,412	7,962
Of which the US | Tresiba | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	2,723	3,793	4,191
Of which the US | Xultophy | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	399	512	642
Of which the US | Levemir | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	1,563	2,107	3,129
Of which the US | Premix insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	517	665	652
Of which the US | Ryzodeg | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	0	0	0
Of which the US | NovoMix | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	517	665	652
Of which the US | Fast-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	6,247	6,357	7,101
Of which the US | Fiasp | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	606	605	519
Of which the US | NovoRapid | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	5,641	5,752	6,582
Of which the US | Human insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	1,605	1,515	1,431
Of which the US | Other Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	660	806	943
Of which the US | Total Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	66,881	51,197	47,857
Of which the US | Total Obesity care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	10,502	4,912	3,230
Of which the US | Wegovy | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	6,134	1,386	0
Of which the US | Saxenda | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	4,368	3,526	3,230
Of which the US | Rare blood disorders | Rare disease
Disclosure of geographical areas [line items]
Total net sales	4,710	4,170	3,675
Of which the US | Haemophilia A | Rare disease
Disclosure of geographical areas [line items]
Total net sales	543	460	358
Of which the US | Haemophilia B | Rare disease
Disclosure of geographical areas [line items]
Total net sales	152	102	86
Of which the US | NovoSeven | Rare disease
Disclosure of geographical areas [line items]
Total net sales	3,811	3,461	3,089
Of which the US | Rare endocrine disorders | Rare disease
Disclosure of geographical areas [line items]
Total net sales	2,205	2,400	2,857
Of which the US | Other Rare disease | Rare disease
Disclosure of geographical areas [line items]
Total net sales	kr 358	kr 330	kr 205